Bank Borrowings	12 Months Ended
Oct. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS
20.	BANK BORROWINGS

	As of October 31,
	2025	2024
	US$	US$
US$ - secured	43,849	44,204
Singapore dollars - secured	166,124	163,301
Hong Kong dollars - secured	50,135	50,069
British Pound - unsecured	15	24
	260,123	257,598
Presented as:
Current	83,305	83,374
Non-current	176,818	174,224
	260,123	257,598

As of October 31, 2024 and 2025, bank borrowings of US$83,374 and US$83,305 were repayable in one year, US$164,136 and US$167,271 were repayable more than one year but within 5 years, respectively and US$10,088 and US$9,547 were repayable more than 5 years.

These bank borrowings carry a weighted average contractual interest rate of 4.32% p.a. and 5.31% p.a., respectively as of October 31, 2024 and 2025.

As of October 31, 2024 and 2025, the Group had bank borrowings of US$224,431 and US$227,108, respectively, are secured by the Group’s properties with a carrying amount of US$273,448 and US$268,044, respectively, as of October 31, 2024 and 2025.

As of October 31, 2024 and 2025, the Group has bank borrowings of US$33,000 denominated in US$, which is secured by the pledged bank deposits of US$33,000, carries interest rate at an index indicated by the borrower bank and repayable within one year.